PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment
	Towers	Construction in progress	Furniture and equipment	Total
Cost	$	$	$	$
Balance, December 31, 2019	8,646,258	485,220	381,408	9,512,886
Monetary adjustment for hyperinflationary economy	701,648	644,005	(101,325)	1,244,328
Additions	-	2,502,896	35,722	2,538,618
Transfer from CIP to towers	1,574,686	(1,574,686)	-	-
Reclasification to assets held for sale	-	(30,967)	-	(30,967)
Towers sold	(3,888,708)	-	-	(3,888,708)
Impaired/cancelled towers/equipment	-	(416,588)	(24,704)	(441,292)
Foreign exchange movement	(1,518,126)	(15,623)	(79,364)	(1,613,113)
Balance, December 31, 2020	5,515,758	1,594,257	211,737	7,321,752
Monetary adjustment for hyperinflationary economy	-	-	17,918	17,918
Additions	484,087	6,919,509	36,859	7,440,455
Transfer from CIP to towers	5,024,541	(5,024,541)	-	-
Towers sold	(2,351,025)	(550,924)	(11,997)	(2,913,946)
Impaired/cancelled towers/equipment	-	(393,478)	-	(393,478)
Foreign exchange movement	(1,126,886)	(553,863)	(21,943)	(1,702,692)
Balance, December 31, 2021	7,546,475	1,990,960	232,574	9,770,009
Accumulated Amortization
Balance, December 31, 2019	741,248	-	39,592	780,840
Monetary adjustment for hyperinflationary economy	116,704	-	6,292	122,996
Additions	708,546	-	44,283	752,829
Tower sold	(322,512)	-	(9,730)	(332,242)
Foreign exchange movement	(165,439)	-	(12,360)	(177,799)
Balance, December 31, 2020	1,078,547	-	68,077	1,146,624
Monetary adjustment for hyperinflationary economy	(48,406)	-	2,002	(46,404)
Additions	780,705	-	42,296	823,001
Towers sold	(804,215)	-	(7,729)	(811,944)
Foreign exchange movement	(221,134)	-	(5,137)	(226,271)
Balance, December 31, 2021	785,497	-	99,509	885,006
Net book value
December 31, 2020	4,437,211	1,594,257	143,660	6,175,128
December 31, 2021	6,760,978	1,990,960	133,065	8,885,003